Fair Value Estimation (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of fair value measurement of assets [abstract]
Summary of Financial Instruments Carried at Fair Value by Level of Inputs to Valuation Techniques
The table below summarizes the Group’s financial instruments carried at fair value as of December 31, 2023 and June 30, 2024 by level of the inputs used to measure fair value.

(In thousands)

As of December 31, 2023	Level 1	Level 2	Level 3	Total

Assets
Cash equivalents	$78,317	$—	$—	$78,317
Financial assets at fair value through other comprehensive income (current)	1,750	10,896	—	12,646
Total	$80,067	$10,896	$—	$90,963

As of June 30, 2024	Level 1	Level 2	Level 3	Total

Assets
Cash equivalents	$79,089	$—	$—	$79,089
Total	$79,089	$—	$—	$79,089

Summary of Changes in Financial Instruments of Short-term and Long-term Investments	The following table presents the changes in Level 1 and 2 instruments of short-term investments for the six months ended June 30, 2023 and 2024.

	Six Months Ended June 30,
	2023	2024
(In thousands)
Financial assets at fair value through other comprehensive income
Opening balance	$82,847	$12,646
Additions	31,028	—
Settlements (including coupon interest received)	(65,440)	(12,757)
Accrued interest	255	1
Discount Accreted	1,045	99
Change in fair value debited to other comprehensive (loss) / income*	222	11
Closing balance	$49,957	$—
*includes unrealized gains / (losses) recognized in other comprehensive (loss) / income attributable to balances held at the end of the reporting period
Summary of Financial Assets at Fair Value Through Profit or Loss
Investments in money market funds are reflected as Level 1 instruments. The following table presents the changes in Level 1 instruments of money market funds, which are included in cash equivalents for the six months ended June 30, 2023 and 2024.

	Six Months Ended June 30,
	2023	2024
(In thousands)
Financial assets at fair value through profit or loss
Opening balance	$18,368	$78,317
Additions	65,440	12,757
Settlements (including coupon interest received, net of fees)	(31,118)	(14,043)
Interest income credited to profit or loss (Note 9)	782	2,058
Closing balance	$53,472	$79,089